Total Capital and Net Income Per Common Unit - Incentive Distributions (Detail)	12 Months Ended
Dec. 31, 2016 $ / shares
Unitholders
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Minimum quarterly distribution of $0.4125	98.00%
Up to $0.4625	98.00%
Above $0.4625 up to $0.5375	85.00%
Above $0.5375 up to $0.6500	75.00%
Above $0.6500	50.00%
General Partner
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Minimum quarterly distribution of $0.4125	2.00%
Up to $0.4625	2.00%
Above $0.4625 up to $0.5375	15.00%
Above $0.5375 up to $0.6500	25.00%
Above $0.6500	50.00%
Minimum quarterly distribution of $0.4125 | Minimum
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Incentive distribution, distribution (USD per share)	$ 0.4125
Up to $0.4625 | Maximum
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Incentive distribution, distribution (USD per share)	0.4625
Above $0.4625 up to $0.5375 | Minimum
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Incentive distribution, distribution (USD per share)	0.4625
Above $0.4625 up to $0.5375 | Maximum
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Incentive distribution, distribution (USD per share)	0.5375
Above $0.5375 up to $0.6500 | Minimum
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Incentive distribution, distribution (USD per share)	0.5375
Above $0.5375 up to $0.6500 | Maximum
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Incentive distribution, distribution (USD per share)	0.65
Above $0.6500 | Minimum
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Incentive distribution, distribution (USD per share)	$ 0.65